Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Years ended October 31,
	2018	2017	2016
United States	$74,778,141	$51,558,474	$51,379,528
Outside the United States	13,050,449	12,534,374	13,236,473
Total net sales	$87,828,590	$64,092,848	$64,616,001